Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Feb. 28, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

While the Board has delegated risk management responsibilities to the Audit and Risk Committee, the Board remains ultimately responsible for the governance of risk, including cybersecurity risk. The enterprise risk management framework defines Karooooo’s risk management philosophy and encourages a risk-conscious business culture through agreed internal controls and commitment to mitigating actions. Karooooo’s risk management framework implements a bottom-up and top-down approach and has been reviewed to specifically consider the governance of risk to support the achievement of strategic objectives, including compliance and performance- related matters.

The risk management framework ensures an effective system of risk identification, analysis, evaluation and treatment throughout the Group. Major risk categories have been identified as financial risk, operational risk, business risk, legal and regulatory risk and information technology risk. A dashboard of significant risks is compiled through the internal risk function from risks identified by business. Individual risk ratings are determined by the probability and impact of each risk.

Appropriate risk response planning is ascribed to each risk and mitigating actions are monitored. This report is regularly reviewed and interrogated by the Audit and Risk Committee.

A system of internal controls, designed to protect value and enable business growth in a sustainable manner, encompasses financial, operational, compliance and sustainability issues. This system includes a documented organisational structure and division of responsibility, clarity of accountability, established policies and procedures which are communicated throughout the Group, and the careful selection, training and development of people.

The internal audit function has been outsourced to BDO. An annual internal audit plan, containing a programme of financial and operational audits and reviews for the Group, including information technology, is agreed with the Audit and Risk Committee. This plan is developed by applying a risk-based approach and is reviewed and ultimately approved by the Board on recommendation of the Audit and Risk Committee. It is regularly revised to ensure that it remains relevant to the key business priorities and changing risk environment.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	While the Board has delegated risk management responsibilities to the Audit and Risk Committee, the Board remains ultimately responsible for the governance of risk, including cybersecurity risk.
Cybersecurity Risk Role of Management [Text Block]

Information Technology (IT) Governance

In view of its importance as a key driver of Karooooo’s strategy and value proposition, the governance of IT, including the identification and management of risks, is managed through a separate management structure, the IT Steering Committee, that reports to the Audit and Risk Committee. Governance is achieved through the adoption and implementation of appropriate policies and procedures and the management and monitoring of compliance.

The IT Steering Committee is responsible for the effective supply and use of information and technology for the Group and is composed of the Group Chief Operating Officer (“COO”), Group Chief Information Officer (“CIO”), Group Chief Technology Officer (“CTO”), IT Governance and Risk Officer and other senior members of management as nominated by the Group Chief Executive Officer. The CIO has overall responsibility for cybersecurity in the Group, including information security risk and compliance programs, as well as cyber resilience and response plans. The CIO is supported by the IT Governance and Risk Officer and they work in partnership with various other senior members of the business, including the COO, Group Chief Financial Officer, CTO, Legal Officer, Compliance Officer and the Data Protection Officer to ensure that the Group’s information security posture is fit for purpose. Both the CIO and the IT Governance and Risk officer hold degrees in Computer Science.

The CIO is supported by a global team of experts who manage the day-to-day information and cybersecurity activities of the business. These staff hold certifications in their various domains of expertise.

The IT Steering Committee presents regular reports to the Audit and Risk Committee, which consist of a comprehensive governance report and dedicated risk register, including ISO27001 risks, cybersecurity, information security and technology risks, management’s action plans to remediate material issues, the mitigating controls that are in place, additional measures to be implemented, as well as anticipated residual risk levels. Significant risks are extracted and included in the enterprise risk management dashboard. At the request of the Board, the external auditors review the IT general controls as part of the annual audit.

The Board reviews and discusses the Group’s technology strategy with the COO bi-annually.

Key procedures are:

●	Cyber risk assessment;
●	Information security incident management, including incident response and simulation tests; and
●	Cybersecurity incident notification schedule.

At an operational level, the Group has implemented technologies and systems architectures to ensure business resilience and we have adopted robust frameworks for managing threat intelligence, performing vulnerability assessments and implementing appropriate technical and organizational measures to remediate identified risks.

We use the information gained through testing and monitoring to manage any identified vulnerabilities and further improve our cybersecurity preparedness and response infrastructure, including the actions to be taken in responding to and recovering from cybersecurity incidents, which include assessing the severity of incidents, escalation protocols, containment of incidents, investigation of incidents and remediation.

Our aim is to address cybersecurity risks by way of a cross-functional approach, focused on preserving the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur.

We regularly engage in network and endpoint monitoring, vulnerability assessments, threat hunting and penetration testing. Data collected from these activities informs our response and action, as appropriate. This includes routinely performing incident simulations and recovery exercises at both a technical and management level.

All staff receive annual cybersecurity awareness training. Our security training, incorporates awareness of cyber threats (including but not limited to malware, ransomware, and social engineering attacks), password hygiene and incident reporting processes. We incorporate external expertise and reviews in all aspects of our program, which includes the ongoing certification of the Group to the ISO/IEC 27001, ISO/IEC 27017 and ISO/IEC 27018 information security standards.

Access to personal data is restricted in accordance with applicable Data Protection legislation and monitored in conjunction with appointed Data Protection Officers.

As at the date of this annual report, cybersecurity threats, including as a result of any previous cybersecurity incidents, have not materially affected our business, results of operations or financial conditions. We face risks from cybersecurity threats that, if realized, could have a material adverse effect on us including an adverse effect on our business, financial condition and results of operations. See Also “Risks Factors – Risks Relating to Our Intellectual Property, Data Privacy and Cybersecurity.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The CIO has overall responsibility for cybersecurity in the Group, including information security risk and compliance programs, as well as cyber resilience and response plans. The CIO is supported by the IT Governance and Risk Officer and they work in partnership with various other senior members of the business, including the COO, Group Chief Financial Officer, CTO, Legal Officer, Compliance Officer and the Data Protection Officer to ensure that the Group’s information security posture is fit for purpose. Both the CIO and the IT Governance and Risk officer hold degrees in Computer Science.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As at the date of this annual report, cybersecurity threats, including as a result of any previous cybersecurity incidents, have not materially affected our business, results of operations or financial conditions. We face risks from cybersecurity threats that, if realized, could have a material adverse effect on us including an adverse effect on our business, financial condition and results of operations. See Also “Risks Factors – Risks Relating to Our Intellectual Property, Data Privacy and Cybersecurity.”

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false